UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2019

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 31, 2019

Investments	Yield(1)	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITY 10.05%

Federal Home Loan Mortgage Corp. (cost $30,000,000)	2.434%	4/1/2019	$30,000	$30,000,000

U.S. TREASURY OBLIGATIONS 31.62%

U.S. Treasury Bill	2.511%	7/18/2019	18,000	17,867,916
U.S. Treasury Bill	2.533%	7/11/2019	77,000	76,467,060
Total U.S. Treasury Obligations (cost $94,334,976)				94,334,976
Total Investments in Securities 41.67% (cost $124,334,976)				124,334,976

REPURCHASE AGREEMENTS 58.44%

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $10,355,000 of U.S. Treasury Note at 2.50% due 3/31/2023; value: $10,603,945; proceeds: $10,393,676			10,392	10,392,420
Repurchase Agreement dated 3/29/2019, 2.30% due 4/1/2019 with J.P. Morgan Chase & Co. collateralized by $52,210,000 of Federal Home Loan Mortgage Corp. 1.625% due 1/21/2020; value: $52,034,023; proceeds: $51,009,775			51,000	51,000,000
Repurchase Agreement dated 3/28/19, 2.60% due 4/1/2019 with Toronto Dominion Grand Cayman collateralized by $116,260,000 of U.S. Treasury Note at 1.375% due 5/31/2020; value: $115,438,355; proceeds: $113,024,483			113,000	113,000,000
Total Repurchase Agreements (cost $174,392,420)				174,392,420
Total Investments in Securities and Repurchase Agreements 100.11% (cost $298,727,396)*				298,727,396
Liabilities in Excess of Cash and Other Assets (0.11%)				(336,156)
Net Assets 100.00%				$298,391,240

(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*	Cost for Federal income tax purposes is $298,727,396. Weighted average maturity of investments: 35 days.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Security	$—	$30,000,000	$—	$30,000,000
U.S. Treasury Obligations	—	94,334,976	—	94,334,976
Repurchase Agreements	—	174,392,420	—	174,392,420
Total	$—	$298,727,396	$—	$298,727,396

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 29, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 29, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 29, 2019